Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,326,800
Previously Paid Amount	0.00
Total Fee Amount	1,564.23
Total Offset Amount	0.00
Net Fee	1,564.23
Narrative - Max Aggregate Offering Price	$ 11,326,800
Final Prospectus	true